Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,779,147
Total Fee Amount	13,917.6
Total Offset Amount	0
Net Fee	$ 13,917.6
Offset Table N/A	N/A